SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES (Details) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024	$ 13,760,771	$ 1,786,236
Change in fair value		11,974,535
Subscription Agreement loans at June 30, 2025		13,760,771
Fair Value, Inputs, Level 3 [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2024
Subscription Agreement loans at June 30, 2025	2,025,344
Assumed in Business Combination	1,828,098
Debt extinguishment	(13,141)
Addition to principal	60,000
Change in fair value	$ 150,387